Acquisition and Cancellations (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2013
Business Acquisition [Line Items]
Aggregate number of shares acquired	36,690,000
Acquisition price per share	¥ 1,008.384
Total amount of acquisition	¥ 36,997,608,960
Aggregate number of share cancelled	36,690,000
Date of acquisition and cancellation	Jul. 11, 2013